Securities purchased (sold) under resale (repurchase) agreements - Summary of securities purchased under agreements to resell (Detail) - BRL (R$) R$ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary of securities purchased under agreements to resell [Line Items]
Securities purchased under agreements to resell	R$ 309,053	R$ 654,057	R$ 133,028	R$ 488,809	R$ 420,958
Available portfolio [member]
Summary of securities purchased under agreements to resell [Line Items]
Securities purchased under agreements to resell	3,294,442	971,991		488,809
Available portfolio [member] | National treasury notes [member]
Summary of securities purchased under agreements to resell [Line Items]
Securities purchased under agreements to resell	3,221,176	771,099		65,136
Available portfolio [member] | Financial Treasury Bills [member]
Summary of securities purchased under agreements to resell [Line Items]
Securities purchased under agreements to resell		195,980		38,014
Available portfolio [member] | National Treasury Bills [member]
Summary of securities purchased under agreements to resell [Line Items]
Securities purchased under agreements to resell	73,266	4,912		385,659
Collateral held [member]
Summary of securities purchased under agreements to resell [Line Items]
Securities purchased under agreements to resell	11,622,352	8,518,099		6,081,800
Collateral held [member] | National treasury notes [member]
Summary of securities purchased under agreements to resell [Line Items]
Securities purchased under agreements to resell	11,328,565	6,753,689		1,170,165
Collateral held [member] | National Treasury Bills [member]
Summary of securities purchased under agreements to resell [Line Items]
Securities purchased under agreements to resell	293,787	1,764,410		4,911,635
Securities purchased under agreements to resell [member]
Summary of securities purchased under agreements to resell [Line Items]
Securities purchased under agreements to resell	R$ 14,916,794	R$ 9,490,090		R$ 6,570,609